TRADE RECEIVABLES - Schedule of Aging of Trade Receivables (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	[1]	$ 156,676	$ 110,898
Cost
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables		$ 160,352	$ 114,855
Cost | 30
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate		0.80%	0.06%
Trade receivables		$ 21,165	$ 17,815
Cost | 31 - 60
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate		2.00%	1.90%
Trade receivables		$ 8,852	$ 6,843
Cost | 61 - 90
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate		3.50%	4.40%
Trade receivables		$ 3,091	$ 2,814
Cost | 91-120
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate		7.80%	11.90%
Trade receivables		$ 829	$ 2,778
Cost | 121-180
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate		20.30%
Trade receivables		$ 410
Cost | 180
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate		79.50%
Trade receivables		$ 3,867
Cost | 120
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate			85.90%
Trade receivables			$ 3,801
Cost | Total Past Due
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables		38,214	34,051
Allowance for doubtful accounts
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables		3,676	3,957
Allowance for doubtful accounts | 30
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables		169	107
Allowance for doubtful accounts | 31 - 60
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables		177	130
Allowance for doubtful accounts | 61 - 90
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables		108	124
Allowance for doubtful accounts | 91-120
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables		65	331
Allowance for doubtful accounts | 121-180
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables		83
Allowance for doubtful accounts | 180
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables		$ 3,074
Allowance for doubtful accounts | 120
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables			$ 3,265

[1]	Includes balances due from related parties of 91 and 993 as of December 31, 2019 and 2018, respectively. See note 23.1.